COMMITMENTS AND CONTINGENCIES (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of contingent liabilities [line items]
Purchase obligations	$ 369,594
Letters of credit	171,065	$ 192,508
Less than one year
Disclosure of contingent liabilities [line items]
Purchase obligations	353,703
One - two years
Disclosure of contingent liabilities [line items]
Purchase obligations	13,535
Two - three years
Disclosure of contingent liabilities [line items]
Purchase obligations	1,732
Three - four years
Disclosure of contingent liabilities [line items]
Purchase obligations	562
Four - five years
Disclosure of contingent liabilities [line items]
Purchase obligations	$ 62